Income Tax Benefit/(Expense) - Summary of Amounts That Would Be Recognized Directly in Equity (Details) $ in Thousands	12 Months Ended
Jun. 30, 2020 USD ($)
Amounts recognized directly in equity
Deferred tax recorded in equity	$ (979)
Current and deferred tax relating to items credited (charged) directly to equity	$ (979)